                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110 (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: September 30, 2005
                          ------------------
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ITEM 1.  SCHEDULE OF INVESTMENTS.


                                                 CGM CAPITAL DEVELOPMENT FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2005
(unaudited)

COMMON STOCKS -- 99.0% OF TOTAL NET ASSETS
                                                                                                      SHARES          VALUE (a)
                                                                                                      ------          ---------
  AIRLINES -- 7.5%
    AirTran Holdings, Inc. (b) ..................................................................       850,000      $ 10,761,000
    US Airways Group, Inc. (b) ..................................................................     1,190,310        25,008,413
                                                                                                                     ------------
                                                                                                                       35,769,413
                                                                                                                     ------------
BASIC MATERIALS -- 5.7%
  Florida Rock Industries, Inc. .................................................................       427,500        27,398,475
                                                                                                                     ------------

ELECTRONIC COMPONENTS -- 5.0%
  Komag, Incorporated (b) .......................................................................       755,000        24,129,800
                                                                                                                     ------------

HOUSING AND BUILDING MATERIALS -- 12.1%
  Builders FirstSource, Inc. (b) ................................................................     1,100,000        24,563,000
  Eagle Materials Inc. ..........................................................................       204,000        24,759,480
  USG Corporation (b) ...........................................................................       130,000         8,933,600
                                                                                                                     ------------
                                                                                                                       58,256,080
                                                                                                                     ------------
METALS AND MINING -- 11.6%
  Arch Coal, Inc. ...............................................................................        35,000         2,362,500
  Foundation Coal Holdings, Inc. ................................................................       822,300        31,617,435
  Massey Energy Company .........................................................................       420,000        21,449,400
                                                                                                                     ------------
                                                                                                                       55,429,335
                                                                                                                     ------------
MISCELLANEOUS -- 2.5%
  NS Group, Inc. (b) ............................................................................       300,000        11,775,000
                                                                                                                     ------------

OIL AND GAS WELL DRILLING -- 16.0%
  Grey Wolf, Inc. (b) ...........................................................................     2,820,000        23,772,600
  Helmerich & Payne, Inc. .......................................................................       460,000        27,779,400
  Patterson-UTI Energy, Inc. ....................................................................       705,000        25,436,400
                                                                                                                     ------------
                                                                                                                       76,988,400
                                                                                                                     ------------
OIL - INDEPENDENT PRODUCTION -- 14.2%
  Berry Petroleum Company .......................................................................       425,000        28,343,250
  Newfield Exploration Company (b) ..............................................................       588,000        28,870,800
  Whiting Petroleum Corporation (b) .............................................................       250,000        10,960,000
                                                                                                                     ------------
                                                                                                                       68,174,050
                                                                                                                     ------------
OIL REFINING -- 11.9%
  Amerada Hess Corporation ......................................................................       231,000        31,762,500
  Tesoro Petroleum Corporation ..................................................................       375,000        25,215,000
                                                                                                                     ------------
                                                                                                                       56,977,500
                                                                                                                     ------------

OIL SERVICE -- 8.5%
  Cal Dive International, Inc. (b) ..............................................................       390,000      $ 24,729,900
  Cooper Cameron Corporation (b) ................................................................       220,000        16,264,600
                                                                                                                     ------------
                                                                                                                       40,994,500
                                                                                                                     ------------
RETAIL -- 1.8%
  The Wet Seal, Inc. (b) ........................................................................     1,870,000         8,415,000
                                                                                                                     ------------

TEXTILES AND APPAREL -- 2.2%
  Hartmarx Corporation (b) ......................................................................     1,628,800        10,668,640
                                                                                                                     ------------

TOTAL COMMON STOCKS (Identified Cost $383,084,037) ..............................................                     474,976,193
                                                                                                                     ------------

SHORT-TERM INVESTMENT -- 1.1% OF TOTAL NET ASSETS

                                                                                                        FACE
                                                                                                       AMOUNT
                                                                                                       ------

  American Express Credit Corporation, 3.80%, 10/03/05
  (Cost $5,305,000) .............................................................................     $5,305,000        5,305,000
                                                                                                                     ------------

TOTAL INVESTMENTS -- 100.1% (Identified Cost $388,389,037) (c) ..................................                     480,281,193
  Cash and receivables ..........................................................................                       8,631,166
  Liabilities ...................................................................................                      (9,125,182)
                                                                                                                     ------------
TOTAL NET ASSETS -- 100.0% ......................................................................                    $479,787,177
                                                                                                                     ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) Non-income producing security.
(c) Federal Tax Information: At September 30, 2005 the net unrealized appreciation on investments based on cost of
    $388,389,037 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost   $ 98,465,325
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value     (6,573,169)
                                                                                                                     ------------
                                                                                                                     $ 91,892,156
                                                                                                                     ============

Affiliated issuers - Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2005:

                                                                                    Number of
                                   Number of                                       Shares Held                      Market Value
                                  Shares Held          Gross         Gross         September 30,     Dividend       September 30,
Name of Issuer                 December 31, 2004     Additions     Reductions         2005            Income            2005
--------------                 -----------------     ---------     ----------      -------------     --------       -------------

America West Holdings
Corporation*+ ................               0       2,885,600      2,885,600                  0           $0                  $0

* Merged into US Airways Group, Inc. and is no longer an affiliated issuer.
+ Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Capital Development Fund's last fiscal quarter covered by this report.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Capital Development Fund

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 25, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 25, 2005


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: November 25, 2005